Provisions - Summary of Development in Provisions (Detail) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Provisions [abstract]
Beginning balance	€ 7,339
Net additions	28,293
Reversals and other adjustments	(1,904)
Foreign exchange translation	(1,009)
Ending balance	€ 32,719